General (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2022
Disclosure General Abstract
Description of warrants to purchase ADS		The Company’s securities (American Depository Shares (“ADS”)) were listed for trading on the NASDAQ in November 2015 (including a Series A warrant that expired in November 2020). Each ADS represents 10 ordinary shares with no par value following a reverse split in effect from August 23, 2020 (see Note 10A). Each 10 warrants enable the purchase of 1 ADS.The Company’s address is 4 Oppenheimer St., Science Park Rehovot 7670104 Israel.
Contract to acquire, percentage	100.00%
Accumulated deficit		$ 117.6
Net of issuance expenses		$ 95.8